UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$1,729,409,325
Total Investments (Cost - $1,514,463,258) – 101.4%	1,729,409,325
Liabilities in Excess of Other Assets – (1.4%)	(23,107,895)
Net Assets – 100.0%	$1,706,301,430

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,729,409,325 and 70.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$124,315,226
Total Investments (Cost - $117,257,033) – 101.4%	124,315,226
Liabilities in Excess of Other Assets – (1.4)%	(1,743,906)
Net Assets – 100.0%	$122,571,320

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $124,315,226 and 5.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$906,643,059
Total Investments (Cost - $829,251,192) – 100.1%	906,643,059
Liabilities in Excess of Other Assets – (0.1)%	(973,684)
Net Assets – 100.0%	$905,669,375

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $906,643,059 and 84.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$112,764,262
Total Investments (Cost - $106,216,026) – 100.0%	112,764,262
Liabilities in Excess of Other Assets – (0.0)%	(21,863)
Net Assets – 100.0%	$112,742,399

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $112,764,262 and 10.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$1,245,353,043
Total Investments (Cost - $1,115,868,289) – 100.7%	1,245,353,043
Liabilities in Excess of Other Assets – (0.7%)	(8,429,277)
Net Assets – 100.0%	$1,236,923,766

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,245,353,043 and 88.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$165,277,281
Total Investments (Cost - $166,814,050) – 100.6%	165,277,281
Liabilities in Excess of Other Assets – (0.6)%	(954,023)
Net Assets – 100.0%	$164,323,258

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $165,277,281 and 11.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2011, the Fund's investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.5%
Diversified Consumer Services — 2.4%
Apollo Group, Inc., Class A (a)	480,000	$25,857,600
Career Education Corp. (a)(b)	820,000	6,535,400
ITT Educational Services, Inc. (a)(b)	460,000	26,169,400
		58,562,400
Internet & Catalog Retail — 1.0%
Expedia, Inc.	860,000	24,957,200
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	430,000	24,071,400
Media — 3.3%
CBS Corp., Class B	1,040,000	28,225,600
DISH Network Corp., Class A	930,000	26,486,400
Time Warner Cable, Inc.	440,000	27,970,800
		82,682,800
Multiline Retail — 0.6%
Dillard’s, Inc., Class A	350,000	15,708,000
Specialty Retail — 7.2%
AutoZone, Inc. (a)	30,000	9,749,100
Bed Bath & Beyond, Inc. (a)	200,000	11,594,000
Best Buy Co., Inc.	1,130,000	26,408,100
Chico’s FAS, Inc.	600,000	6,684,000
Foot Locker, Inc.	1,000,000	23,840,000
GameStop Corp., Class A (a)(b)	920,000	22,199,600
Limited Brands, Inc.	630,000	25,420,500
PetSmart, Inc.	520,000	26,670,800
Williams-Sonoma, Inc.	640,000	24,640,000
		177,206,100
Total Consumer Discretionary		383,187,900
Consumer Staples — 11.2%
Beverages — 3.2%
The Coca-Cola Co.	20,000	1,399,400
Coca-Cola Enterprises, Inc.	1,050,000	27,069,000
Constellation Brands, Inc., Class A (a)	1,230,000	25,424,100
Dr. Pepper Snapple Group, Inc.	660,000	26,056,800
		79,949,300
Food & Staples Retailing — 1.1%
The Kroger Co.	1,130,000	27,368,600
Safeway, Inc.	20,000	420,800
		27,789,400
Food Products — 2.1%
ConAgra Foods, Inc.	1,080,000	28,512,000
Smithfield Foods, Inc. (a)(b)	990,000	24,037,200
		52,549,200
Household Products — 0.5%
The Procter & Gamble Co.	170,000	11,340,700
Personal Products — 1.1%
Herbalife Ltd. (a)	500,000	25,835,000

Common Stocks	Shares	Value
Consumer Staples (concluded)
Tobacco — 3.2%
Lorillard, Inc.	240,000	$27,360,000
Philip Morris International, Inc.	660,000	51,796,800
		79,156,800
Total Consumer Staples		276,620,400
Energy — 8.2%
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	190,000	20,216,000
Exxon Mobil Corp.	670,000	56,789,200
HollyFrontier Corp.	880,000	20,592,000
Marathon Oil Corp.	1,040,000	30,440,800
Murphy Oil Corp.	330,000	18,394,200
Tesoro Corp. (a)(b)	1,160,000	27,097,600
Valero Energy Corp.	1,300,000	27,365,000
Total Energy		200,894,800
Financials — 4.3%
Consumer Finance — 1.3%
Capital One Financial Corp.	120,000	5,074,800
Discover Financial Services, Inc.	1,100,000	26,400,000
		31,474,800
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	1,030,000	25,245,300
Insurance — 2.0%
Allied World Assurance Co., Holdings AG	110,000	6,922,300
American Financial Group, Inc.	130,000	4,795,700
Arch Capital Group Ltd. (a)	100,000	3,723,000
Assurant, Inc.	620,000	25,457,200
Berkshire Hathaway, Inc., Class B (a)	30,000	2,289,000
Reinsurance Group of America, Inc.	100,000	5,225,000
		48,412,200
Total Financials		105,132,300
Health Care — 21.7%
Biotechnology — 4.0%
Amgen, Inc.	550,000	35,315,500
Biogen Idec, Inc. (a)	260,000	28,613,000
Gilead Sciences, Inc. (a)	510,000	20,874,300
Myriad Genetics, Inc. (a)	610,000	12,773,400
		97,576,200
Health Care Providers & Services — 10.0%
AMERIGROUP Corp. (a)(b)	460,000	27,176,800
Aetna, Inc.	680,000	28,689,200
AmerisourceBergen Corp.	700,000	26,033,000
Cardinal Health, Inc.	460,000	18,680,600
Cigna Corp.	600,000	25,200,000
Coventry Health Care, Inc. (a)	810,000	24,599,700
Health Management Associates, Inc., Class A (a)	1,530,000	11,276,100

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Health Net, Inc. (a)	180,000	$5,475,600
Humana, Inc.	190,000	16,645,900
UnitedHealth Group, Inc.	670,000	33,955,600
WellPoint, Inc.	440,000	29,150,000
		246,882,500
Pharmaceuticals — 7.7%
Abbott Laboratories	400,000	22,492,000
Bristol-Myers Squibb Co.	1,040,000	36,649,600
Eli Lilly & Co.	800,000	33,248,000
Forest Laboratories, Inc. (a)	870,000	26,326,200
Johnson & Johnson	160,000	10,492,800
Pfizer, Inc.	2,640,000	57,129,600
Warner Chilcott Plc, Class A (a)	290,000	4,387,700
		190,725,900
Total Health Care		535,184,600
Industrials — 6.4%
Aerospace & Defense — 3.8%
General Dynamics Corp.	430,000	28,556,300
L-3 Communications Holdings, Inc.	100,000	6,668,000
Lockheed Martin Corp.	350,000	28,315,000
Northrop Grumman Corp.	490,000	28,655,200
		92,194,500
Commercial Services & Supplies — 0.1%
Corrections Corp. of America (a)	130,000	2,648,100
Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV	530,000	20,034,000
URS Corp. (a)	290,000	10,184,800
		30,218,800
Industrial Conglomerates — 0.9%
General Electric Co.	670,000	11,999,700
Tyco International Ltd.	210,000	9,809,100
		21,808,800
Machinery — 0.4%
AGCO Corp. (a)	180,000	7,734,600
ITT Corp.	140,000	2,706,200
		10,440,800
Total Industrials		157,311,000
Information Technology — 22.9%
Communications Equipment — 1.1%
Motorola Solutions, Inc.	600,000	27,774,000
Computers & Peripherals — 6.1%
Apple, Inc. (a)	120,000	48,600,000
Dell, Inc. (a)	1,990,000	29,113,700
Lexmark International, Inc., Class A	760,000	25,133,200
Seagate Technology	1,400,000	22,960,000
Western Digital Corp. (a)	810,000	25,069,500
		150,876,400

Common Stocks	Shares	Value
Information Technology (concluded)
Electronic Equipment, Instruments & Components — 1.4%
Tech Data Corp. (a)(b)	300,000	$14,823,000
Vishay Intertechnology, Inc. (a)(b)	2,050,000	18,429,500
		33,252,500
Internet Software & Services — 0.5%
Google, Inc., Class A (a)	10,000	6,459,000
IAC/InterActiveCorp.	110,000	4,686,000
		11,145,000
IT Services — 2.4%
DST Systems, Inc.	10,000	455,200
International Business Machines Corp.	110,000	20,226,800
Lender Processing Services, Inc.	60,000	904,200
SAIC, Inc. (a)	730,000	8,971,700
The Western Union Co.	1,560,000	28,485,600
		59,043,500
Semiconductors & Semiconductor Equipment — 7.2%
Applied Materials, Inc.	2,110,000	22,598,100
Avago Technologies Ltd.	710,000	20,490,600
Fairchild Semiconductor International, Inc. (a)	1,450,000	17,458,000
LSI Corp. (a)	4,170,000	24,811,500
Maxim Integrated Products, Inc.	1,010,000	26,300,400
Nvidia Corp. (a)	1,700,000	23,562,000
Novellus Systems, Inc. (a)	420,000	17,341,800
Xilinx, Inc.	810,000	25,968,600
		178,531,000
Software — 4.2%
Activision Blizzard, Inc.	1,800,000	22,176,000
Cadence Design Systems, Inc. (a)(b)	2,390,000	24,856,000
Fortinet, Inc. (a)	810,000	17,666,100
Microsoft Corp.	500,000	12,980,000
Symantec Corp. (a)	1,680,000	26,292,000
		103,970,100
Total Information Technology		564,592,500
Materials — 4.2%
Chemicals — 1.2%
CF Industries Holdings, Inc.	200,000	28,996,000
Paper & Forest Products — 3.0%
Domtar Corp.	330,000	26,386,800
International Paper Co.	920,000	27,232,000
MeadWestvaco Corp.	670,000	20,066,500
		73,685,300
Total Materials		102,681,300
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	330,000	9,979,200

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunication Services (concluded)
Diversified Telecommunication Services (concluded)
Level 3 Communications, Inc. (a)(b)	590,000	$10,024,100
		20,003,300
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	3,000,000	26,040,000
Total Telecommunication Services		46,043,300
Utilities — 3.7%
Independent Power Producers & Energy Traders — 2.6%
The AES Corp. (a)	2,290,000	27,113,600
Constellation Energy Group, Inc.	420,000	16,661,400
NRG Energy, Inc. (a)	1,200,000	21,744,000
		65,519,000
Multi-Utilities — 1.1%
Ameren Corp.	790,000	26,172,700
Total Utilities		91,691,700
Total Long-Term Investments (Cost – $2,187,911,809) – 100.0%		2,463,339,800

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c) (d) (e)	$91,313	91,312,972
Total Short-Term Securities (Cost – $91,312,972) – 3.7%		91,312,972

Total Investments (Cost — $2,279,224,781*) – (103.7%)		2,554,652,772
Liabilities in Excess of Other Assets – (3.7)%		(91,113,942)
Net Assets – 100.0%		$2,463,538,830

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate Cost	$2,285,983,046
Gross unrealized appreciation	$358,558,306
Gross unrealized depreciation	(89,888,580)
Net unrealized appreciation	$268,669,726

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011,	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Income
BlackRock Liquidity Funds, Tempfund, Institutional Class	—	—	—	$132
BlackRock Liquidity Series, LLC Money Market Series	$72,082,895	$19,230,077	$91,312,972	$167,493

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	4

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,463,339,800	—	—	$2,463,339,800
Short-Term Securities	—	$91,312,972	—	91,312,972
Total	$2,463,339,800	$91,312,972	—	$2,554,652,772

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments December 31, 2011 (Unaudited)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 20.1%
Automobiles — 1.2%
Harley-Davidson, Inc.	320,000	$12,438,400
Diversified Consumer Services — 3.5%
Apollo Group, Inc., Class A (a)	220,000	11,851,400
Career Education Corp. (a)	440,000	3,506,800
ITT Educational Services, Inc. (a)(b)	210,000	11,946,900
Weight Watchers International, Inc.	180,000	9,901,800
		37,206,900
Hotels, Restaurants & Leisure — 0.4%
International Game Technology	240,000	4,128,000
Household Durables — 1.0%
Garmin Ltd. (b)	280,000	11,146,800
Internet & Catalog Retail — 1.0%
Expedia, Inc.	390,000	11,317,800
Leisure Equipment & Products — 1.1%
Polaris Industries, Inc.	210,000	11,755,800
Media — 4.7%
CBS Corp., Class B	410,000	11,127,400
DIRECTV, Class A (a)	20,000	855,200
DISH Network Corp.	400,000	11,392,000
The Interpublic Group of Cos., Inc.	1,100,000	10,703,000
John Wiley & Sons, Inc., Class A	60,000	2,664,000
Time Warner Cable, Inc.	220,000	13,985,400
		50,727,000
Multiline Retail — 1.1%
Macy’s, Inc.	300,000	9,654,000
Nordstrom, Inc.	40,000	1,988,400
		11,642,400
Specialty Retail — 4.9%
AutoZone, Inc. (a)	40,000	12,998,800
Bed Bath & Beyond, Inc. (a)	210,000	12,173,700
Chico’s FAS, Inc.	590,000	6,572,600
PetSmart, Inc.	230,000	11,796,700
Williams-Sonoma, Inc.	250,000	9,625,000
		53,166,800
Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	210,000	12,818,400
Total Consumer Discretionary		216,348,300
Consumer Staples — 9.1%
Beverages — 2.4%
The Coca-Cola Co.	20,000	1,399,400
Coca-Cola Enterprises, Inc.	480,000	12,374,400
Dr. Pepper Snapple Group, Inc.	320,000	12,633,600
		26,407,400
Food & Staples Retailing — 1.2%
The Kroger Co.	530,000	12,836,600
Food Products — 1.0%
ConAgra Foods, Inc.	420,000	11,088,000
Household Products — 0.4%
The Clorox Co.	60,000	3,993,600

Common Stocks	Shares	Value
Consumer Staples (concluded)
Personal Products — 1.1%
Herbalife Ltd. (a)(b)	230,000	$11,884,100
Tobacco — 3.0%
Philip Morris International, Inc.	410,000	32,176,800
Total Consumer Staples		98,386,500
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	62,000	6,596,800
Exxon Mobil Corp.	350,000	29,666,000
HollyFrontier Corp.	520,000	12,168,000
Marathon Oil Corp.	200,000	5,854,000
Murphy Oil Corp.	90,000	5,016,600
Total Energy		59,301,400
Financials — 2.0%
Consumer Finance — 1.0%
Discover Financial Services, Inc.	440,000	10,560,000
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	440,000	10,784,400
Total Financials		21,344,400
Health Care — 20.3%
Biotechnology — 3.9%
Biogen Idec, Inc. (a)	140,000	15,407,000
Gilead Sciences, Inc. (a)	400,000	16,372,000
Myriad Genetics, Inc. (a)	510,000	10,679,400
		42,458,400
Health Care Equipment & Supplies — 1.0%
Hill-Rom Holdings, Inc.	240,000	8,085,600
Thoratec Corp. (a)	80,000	2,684,800
		10,770,400
Health Care Providers & Services — 7.9%
AMERIGROUP Corp. (a)(b)	200,000	11,816,000
Aetna, Inc.	227,000	9,577,130
AmerisourceBergen Corp.	340,000	12,644,600
Cardinal Health, Inc.	290,000	11,776,900
Coventry Health Care, Inc. (a)	287,000	8,716,190
Health Management Associates, Inc., Class A (a)(b)	920,000	6,780,400
McKesson Corp.	180,000	14,023,800
UnitedHealth Group, Inc.	187,000	9,477,160
		84,812,180
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	340,000	11,876,200
Covance, Inc. (a)	230,000	10,515,600
		22,391,800
Pharmaceuticals — 5.4%
Abbott Laboratories	440,000	24,741,200
Bristol-Myers Squibb Co.	234,000	8,246,160
Eli Lilly & Co.	330,000	13,714,800

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals (concluded)
Warner Chilcott Plc, Class A (a)	740,000	$11,196,200
		57,898,360
Total Health Care		218,331,140
Industrials — 6.2%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	190,000	10,860,400
Lockheed Martin Corp.	170,000	13,753,000
		24,613,400
Airlines — 1.0%
Copa Holdings SA	190,000	11,147,300
Commercial Services & Supplies — 1.1%
Iron Mountain, Inc.	370,000	11,396,000
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	300,000	11,340,000
KBR, Inc.	280,000	7,803,600
		19,143,600
Total Industrials		66,300,300
Information Technology — 30.6%
Computers & Peripherals — 7.9%
Apple, Inc. (a)	100,000	40,500,000
Dell, Inc. (a)(b)	950,000	13,898,500
QLogic Corp. (a)	790,000	11,850,000
Seagate Technology	630,000	10,332,000
Western Digital Corp. (a)	260,000	8,047,000
		84,627,500
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit, Inc.	560,000	11,009,600
Internet Software & Services — 0.6%
Google, Inc., Class A (a)	10,000	6,459,000
IT Services — 5.9%
DST Systems, Inc.	240,000	10,924,800
International Business Machines Corp.	93,000	17,100,840
Lender Processing Services, Inc.	740,000	11,151,800
SAIC, Inc. (a)(b)	864,000	10,618,560
The Western Union Co.	720,000	13,147,200
		62,943,200
Semiconductors & Semiconductor Equipment — 6.5%
Avago Technologies Ltd.	400,000	11,544,000
KLA-Tencor Corp.	240,000	11,580,000
LSI Corp. (a)	1,800,000	10,710,000
Maxim Integrated Products, Inc.	490,000	12,759,600
Nvidia Corp. (a)(b)	790,000	10,949,400
Xilinx, Inc.	400,000	12,824,000
		70,367,000
Software — 8.7%
Activision Blizzard, Inc.	470,000	5,790,400
Cadence Design Systems, Inc. (a)(b)	1,100,000	11,440,000
Fortinet, Inc. (a)	470,000	10,250,700

Common Stocks	Shares	Value
Information Technology (concluded)
Software (concluded)
Microsoft Corp.	1,465,000	$38,031,400
Symantec Corp. (a)	830,000	12,989,500
Synopsys, Inc. (a)	250,000	6,800,000
TIBCO Software, Inc. (a)	340,000	8,129,400
		93,431,400
Total Information Technology		328,837,700
Materials — 4.3%
Chemicals — 3.2%
CF Industries Holdings, Inc.	90,000	13,048,200
LyondellBasell Industries NV, Class A	310,000	10,071,900
W.R. Grace & Co. (a)(b)	250,000	11,480,000
		34,600,100
Paper & Forest Products — 1.1%
International Paper Co.	410,000	12,136,000
Total Materials		46,736,100
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 0.9%
Level 3 Communications, Inc. (a)(b)	580,000	9,854,200
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	1,260,000	10,936,800
Total Telecommunication Services		20,791,000
Total Long-Term Investments (Cost – $991,215,894) – 100.0%		1,076,376,840

Short-Term Securities

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$52,803	52,802,910
Total Short-Term Securities (Cost – $52,802,910) – 4.9%		52,802,910
Total Investments (Cost — $1,044,018,804*) - 104.9%		1,129,179,750
Liabilities in Excess of Other Assets – (4.9)%		(52,728,695)
Net Assets – 100.0%		$1,076,451,055

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$1,055,756,337
Gross unrealized appreciation	$112,269,400
Gross unrealized depreciation	$(38,845,987)
Net unrealized appreciation	$73,423,413

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	2

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities.

(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011,	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,585,122	(2,585,122)	—	$868
BlackRock Liquidity Series, LLC Money Market Series	$24,184,509	$28,618,401	$52,802,910	$73,123

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	$1,076,376,840	—	—	$1,076,376,840
Short-Term Securities	—	$52,802,910	—	52,802,910
Total	$1,076,376,840	$52,802,910	—	$1,129,179,750

[1] See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 8.0%
Diversified Consumer Services — 1.1%
Career Education Corp. (a)(b)	750,000	$5,977,500
Education Management Corp. (a)(b)	350,000	9,796,500
		15,774,000
Internet & Catalog Retail — 1.0%
Expedia, Inc.	490,000	14,219,800
Media — 2.3%
CBS Corp., Class B	640,000	17,369,600
DISH Network Corp., Class A	510,000	14,524,800
		31,894,400
Multiline Retail — 0.8%
Dillard’s, Inc., Class A	270,000	12,117,600
Specialty Retail — 2.8%
Best Buy Co., Inc.	300,000	7,011,000
Foot Locker, Inc.	590,000	14,065,600
GameStop Corp., Class A (a)(b)	620,000	14,960,600
Limited Brands, Inc.	80,000	3,228,000
		39,265,200
Total Consumer Discretionary		113,271,000
Consumer Staples — 9.2%
Beverages — 2.2%
Coca-Cola Enterprises, Inc.	580,000	14,952,400
Constellation Brands, Inc., Class A (a)	790,000	16,329,300
		31,281,700
Food & Staples Retailing — 1.4%
The Kroger Co.	620,000	15,016,400
Safeway, Inc.	240,000	5,049,600
		20,066,000
Food Products — 2.3%
ConAgra Foods, Inc.	660,000	17,424,000
Smithfield Foods, Inc. (a)	610,000	14,810,800
		32,234,800
Household Products — 0.8%
The Procter & Gamble Co.	160,000	10,673,600
Tobacco — 2.5%
Lorillard, Inc.	160,000	18,240,000
Philip Morris International, Inc.	220,000	17,265,600
		35,505,600
Total Consumer Staples		129,761,700
Energy — 8.6%
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	170,000	18,088,000
ConocoPhillips	440,000	32,062,800
HollyFrontier Corp.	120,000	2,808,000
Marathon Oil Corp.	680,000	19,903,600
Murphy Oil Corp.	290,000	16,164,600
Tesoro Corp. (a)(b)	630,000	14,716,800

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.	810,000	$17,050,500
Total Energy		120,794,300
Financials — 14.4%
Consumer Finance — 2.5%
Capital One Financial Corp.	430,000	18,184,700
Discover Financial Services, Inc.	690,000	16,560,000
		34,744,700
Diversified Financial Services — 1.8%
Interactive Brokers Group, Inc., Class A	710,000	10,607,400
The NASDAQ OMX Group, Inc. (a)	600,000	14,706,000
		25,313,400
Insurance — 10.1%
ACE Ltd.	270,000	18,932,400
Allied World Assurance Co., Holdings AG	230,000	14,473,900
American Financial Group, Inc.	420,000	15,493,800
American National Insurance Co.	6,000	438,180
Arch Capital Group Ltd. (a)	420,000	15,636,600
Assurant, Inc.	380,000	15,602,800
Axis Capital Holdings Ltd.	100,000	3,196,000
Berkshire Hathaway, Inc., Class B (a)	30,000	2,289,000
Reinsurance Group of America, Inc.	300,000	15,675,000
Stancorp Financial Group, Inc.	260,000	9,555,000
Torchmark Corp.	350,000	15,186,500
Unum Group	740,000	15,591,800
W.R. Berkley Corp.	20,000	687,800
		142,758,780
Total Financials		202,816,880
Health Care — 23.2%
Biotechnology — 1.9%
Amgen, Inc.	190,000	12,199,900
Biogen Idec, Inc. (a)	130,000	14,306,500
		26,506,400
Health Care Equipment & Supplies — 0.7%
Hill-Rom Holdings, Inc.	280,000	9,433,200
Health Care Providers & Services — 10.2%
AMERIGROUP Corp. (a)(b)	250,000	14,770,000
Aetna, Inc.	440,000	18,563,600
Cardinal Health, Inc.	380,000	15,431,800
Cigna Corp.	380,000	15,960,000
Coventry Health Care, Inc. (a)	470,000	14,273,900
Humana, Inc.	210,000	18,398,100
UnitedHealth Group, Inc.	540,000	27,367,200
WellPoint, Inc.	300,000	19,875,000
		144,639,600

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals — 10.4%
Abbott Laboratories	270,000	$15,182,100
Bristol-Myers Squibb Co.	810,000	28,544,400
Eli Lilly & Co.	520,000	21,611,200
Forest Laboratories, Inc. (a)	550,000	16,643,000
Johnson & Johnson	60,000	3,934,800
Pfizer, Inc.	2,380,000	51,503,200
Warner Chilcott Plc, Class A (a)	580,000	8,775,400
		146,194,100
Total Health Care		326,773,300
Industrials — 11.3%
Aerospace & Defense — 6.3%
Alliant Techsystems, Inc.	120,000	6,859,200
General Dynamics Corp.	290,000	19,258,900
L-3 Communications Holdings, Inc.	240,000	16,003,200
Lockheed Martin Corp.	190,000	15,371,000
Northrop Grumman Corp.	320,000	18,713,600
Raytheon Co.	270,000	13,062,600
		89,268,500
Airlines — 0.8%
Copa Holdings SA	190,000	11,147,300
Commercial Services & Supplies — 0.4%
Corrections Corp. of America (a)	310,000	6,314,700
Construction & Engineering — 2.1%
Chicago Bridge & Iron Co. NV	400,000	15,120,000
URS Corp. (a)	410,000	14,399,200
		29,519,200
Industrial Conglomerates — 1.5%
General Electric Co.	760,000	13,611,600
Tyco International Ltd.	150,000	7,006,500
		20,618,100
Machinery — 0.2%
ITT Corp.	110,000	2,126,300
Total Industrials		158,994,100
Information Technology — 14.7%
Communications Equipment — 1.2%
Motorola Solutions, Inc.	380,000	17,590,200
Computers & Peripherals — 5.2%
Dell, Inc. (a)(b)	1,060,000	15,507,800
Lexmark International, Inc., Class A	430,000	14,220,100
QLogic Corp. (a)	1,010,000	15,150,000
Seagate Technology	800,000	13,120,000
Western Digital Corp. (a)	490,000	15,165,500
		73,163,400
Electronic Equipment, Instruments & Components — 2.1%
Tech Data Corp. (a)	300,000	14,823,000
Vishay Intertechnology, Inc. (a)(b)	1,590,000	14,294,100
		29,117,100

Common Stocks	Shares	Value
Information Technology (concluded)
Internet Software & Services — 0.4%
IAC/InterActiveCorp.	140,000	$5,964,000
IT Services — 2.0%
DST Systems, Inc.	320,000	14,566,400
SAIC, Inc. (a)	1,080,000	13,273,200
		27,839,600
Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	570,000	6,104,700
Intel Corp.	180,000	4,365,000
LSI Corp. (a)	2,440,000	14,518,000
		24,987,700
Software — 2.0%
Activision Blizzard, Inc.	1,290,000	15,892,800
Symantec Corp. (a)	800,000	12,520,000
		28,412,800
Total Information Technology		207,074,800
Materials — 3.4%
Chemicals — 1.1%
CF Industries Holdings, Inc.	110,000	15,947,800
Paper & Forest Products — 2.3%
Domtar Corp.	200,000	15,992,000
International Paper Co.	570,000	16,872,000
		32,864,000
Total Materials		48,811,800
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	370,000	11,188,800
Level 3 Communications, Inc. (a)(b)	760,000	12,912,400
		24,101,200
Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc. (a)	1,060,000	9,200,800
Telephone & Data Systems, Inc. (a)	340,000	8,802,600
		18,003,400
Total Telecommunication Services		42,104,600
Utilities — 4.2%
Independent Power Producers & Energy Traders — 3.1%
The AES Corp. (a)	1,330,000	15,747,200
Constellation Energy Group, Inc.	390,000	15,471,300
NRG Energy, Inc. (a)	680,000	12,321,600
		43,540,100

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	2

Schedule of Investments (concluded)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities (concluded)
Multi-Utilities — 1.1%
Ameren Corp.	500,000	$16,565,000
Total Utilities		60,105,100
Total Long-Term Investments (Cost – $1,280,571,148) – 100.0%		1,410,507,580

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)	$61,291	61,291,280
Total Short-Term Securities (Cost – $61,291,280) – 4.3%		61,291,280
Total Investments (Cost $1,341,862,428*) - 104.3%		1,471,798,860
Liabilities in Excess of Other Assets – (4.3)%		(61,145,211)
Net Assets – 100.0%		$1,410,653,649

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate Cost	$1,379,684,980
Gross unrealized appreciation	$137,559,792
Gross unrealized depreciation	(45,445,912)
Net unrealized appreciation	$92,113,880

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2011	Net Activity	Beneficial Interest Held at December 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$32
BlackRock Liquidity Series, LLC Money Market Series	$23,226,367	$38,064,913	$61,291,280	$751,304

(d)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,410,507,580	—	—	$1,410,507,580
Short-Term Securities	—	$61,291,280	—	61,291,280
Total	$1,410,507,580	$61,291,280	—	$1,471,798,860

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 24, 2012